FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 184,506,652	$ 69,918,659
Leases	5,013,095	4,299,974
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	6,939,996	28,741,032
Leases	108,095	82,646
From 1 to 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	9,887,760	3,771,421
Leases	324,450	247,569
From 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	47,965,502	4,665,270
Leases	967,459	611,888
From 1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	119,713,394	32,740,936
Leases	3,465,001	2,625,646
From 3 to 6 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Leases	$ 148,090	$ 732,225
Weighted Average
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	61.00%	58.00%